Equity - Additional information (Details) - COP ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Equity
Capital commitments	$ 36,540,000
Number of shares authorised	60,000,000,000
Number of shares subscribed	41,116,694,690
Proportion of shares available for public trade	11.51%
Number of shares available for public trade	4,731,906,273
Proportion of shares held by majority share holders	88.49%
Number of shares held by majority share holders	36,384,788,417
Capital reserve	$ 11,499,933
Number of shares reserved for issue under options and contracts for sale of shares	18,883,305,310
Additional paid-in capital	$ 6,607,699		$ 6,607,699
Additional paid-in capital receivable	(143)
Subscribed and paid-in capital	25,040,067		25,040,067
Dividends paid	11,186,951	$ 1,424,456	1,424,456
Dividends approved for distribution	11,512,675		698,984
Extraordinary dividend declared	6,907,605
Ecopetrol S.A.
Equity
Dividends paid	10,037,445		696,387
Interconexin elctrica S.A. E.S.P
Equity
Dividends paid	356,773
Oleoducto Central S.A.
Equity
Dividends paid	516,284		484,829
Inversiones de Gases de Colombia S.A.
Equity
Dividends paid	126,161		103,203
Oleoducto de los Llanos Orientales S.A
Equity
Dividends paid	104,205		99,263
Oleoducto de Colombia S.A.
Equity
Dividends paid	46,083		$ 40,774
Share-based payment arrangements
Equity
Additional paid-in capital	31,377
Share-based payment arrangements | Colombian Peso
Equity
Additional paid-in capital	4,457,997
Financial guarantee contracts
Equity
Additional paid-in capital	$ 2,118,468